N-2 - USD ($)					3 Months Ended										12 Months Ended
		Jan. 31, 2025	Dec. 31, 2024		Dec. 31, 2024		Sep. 30, 2024 [8]	Jun. 30, 2024 [8]	Mar. 31, 2024 [8]	Dec. 31, 2023		Sep. 30, 2023 [9]	Jun. 30, 2023 [9]	Mar. 31, 2023 [9]	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2025	Dec. 31, 2020	Dec. 31, 2019
Prospectus [Line Items]
Document Period End Date															Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key															0001754836
Amendment Flag															false
Entity Inv Company Type															N-2
Document Type															N-CSR
Entity Registrant Name															Eagle Point Income Co Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price):
Sales load	—%(1)
Offering expenses borne by the Company	—%(2)
Dividend reinvestment plan expenses	Up to $15(3)
Total stockholder transaction expenses	—%
(1)	In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the applicable sales load.
(2)	In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Company’s behalf), the offering price and the offering expenses borne by the Company as a percentage of the offering price.
(3)	The expenses associated with the dividend reinvestment plan are included in “Other expenses.” If a participant elects by written notice to the plan administrator prior to termination of his or her account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.07 per share brokerage commission from the proceeds. See the section “Dividend Reinvestment Plan,” below.

Sales Load [Percent]	[1]														0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]														$ 15
Underwriters Compensation [Percent]	[3]														0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock):
Management fee	1.86%(4)
Interest payments on borrowed funds	3.32%(5)
Other expenses	0.70%(6)
Total annual expenses	5.88%

(4)	The Company has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a management fee at an annual rate of 1.25% which is calculated monthly based the Company’s Managed Assets at the end of each calendar month and payable quarterly in arrears. “Managed Assets” means the Company’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Because Managed Assets include the Company’s use of leverage, they will typically be greater than the Company’s net assets. The management fee referenced in the table above is based on Managed Assets as of December 31, 2024 and assumes the pro forma effect as described above. These management fees are indirectly borne by holders of the Company’s common stock and are not borne by the holders of preferred stock, if any, or the holders of any other securities that the Company may issue. See “The Adviser and the Administrator — Investment Advisory Agreement — Management” in the Company’s prospectus for additional information regarding the calculation of the management fee.
(5)	“Interest payments on borrowed funds” represents the Company’s annualized interest expense and includes dividends payable on the Series A Term Preferred Stock, Series B Term Preferred Stock and Series C Term Preferred Stock, outstanding on December 31, 2024, and includes the pro forma effect of the assumed borrowings under the BNP Credit Facility described above, which, in the aggregate, have a weighted average interest rate of 7.03% per annum. The Company may issue additional shares of preferred stock or increase its borrowings in the future. In the event that the Company were to issue additional shares of preferred stock or increase its borrowings, the Company’s borrowing costs, and correspondingly its total annual expenses, including the base management fee as a percentage of the Company’s managed assets attributable to common stock, would increase.
(6)	“Other expenses” includes the Company’s overhead expenses, including payments under the Administration Agreement based on the Company’s allocable portion of overhead and other expenses incurred by Eagle Point Administration LLC (“Eagle Point Administration”), the administrator to the Company and an affiliate of the Adviser, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. See “Related Party Transactions — Administrator” in the Notes to the Financial Statements. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Company, compensation of independent directors, and cost and expenses relating to rating agencies.

Management Fees [Percent]	[4]														1.86%
Interest Expenses on Borrowings [Percent]	[5]														3.32%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]														0.70%
Total Annual Expenses [Percent]															5.88%
Expense Example [Table Text Block]

Example

The following example is furnished in response to the requirements of the SEC and illustrates the various costs and expenses that you would pay, directly or indirectly, on a $1,000 investment in shares of the Company’s common stock for the time periods indicated, assuming (1) total annual expenses of 5.88% of net assets attributable to the Company’s common stock and (2) a 5% annual return*:

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$ 59	$ 175	$ 289	$ 565

* The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. The example assumes that the estimated “other expenses” set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. The Company’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01															$ 59
Expense Example, Years 1 to 3															175
Expense Example, Years 1 to 5															289
Expense Example, Years 1 to 10															$ 565
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in shares of the Company’s common stock will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are estimated based on historical fees and expenses incurred by the Company, as appropriate. In addition, such amounts are based on the Company’s pro forma assets as of December 31, 2024, which have been adjusted to reflect (i) the issuance in the Company’s “at-the-market” offering and committed equity financing of 1.5 million shares of our common stock, 0.1 million shares of our Series B Term Preferred Stock and 0.2 million shares of the Series C Term Preferred Stock from January 1, 2025 through February 13, 2025, yielding net proceeds to the Company of approximately $29.9 million; and (ii) the hypothetical borrowings of the full $25 million available under the BNP Credit Facility, which would mean that the Company’s adjusted total assets are assumed to equal approximately $508.4 million. As of December 31, 2024, and pro forma for the issuances and assumed borrowings described above (excluding any regular monthly distributions paid after December 31, 2024), the Company’s leverage represented approximately 31.8% of the Company’s total assets (less current liabilities). Such expenses, and actual leverage incurred by the Company, may vary in the future. Whenever this report (or other Company disclosures, including the Company’s prospectus) contain a reference to fees or expenses paid by the Company, the Company’s common stockholders will indirectly bear such fees or expenses.

Basis of Transaction Fees, Note [Text Block]															as a percentage of the offering price
Other Expenses, Note [Text Block]															“Other expenses” includes the Company’s overhead expenses, including payments under the Administration Agreement based on the Company’s allocable portion of overhead and other expenses incurred by Eagle Point Administration LLC (“Eagle Point Administration”), the administrator to the Company and an affiliate of the Adviser, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. See “Related Party Transactions — Administrator” in the Notes to the Financial Statements. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Company, compensation of independent directors, and cost and expenses relating to rating agencies.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Type of Security	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit (1)	Involuntary Liquidating Preference Per Unit (2)	Average Market Value Per Unit (3)

For the year ended December 31, 2024
Preferred Stock	$131,524,950	$83.99	$25.00	$24.44
Revolving Credit Facility (BNP Paribas)	$2,000,000	$224,291.50	N/A	N/A

For the year ended December 31, 2023
Preferred Stock	$72,353,275	$69.70	$25.00	$23.81
Revolving Credit Facility (BNP Paribas)	$14,520,000	$16,681.46	N/A	N/A

For the year ended December 31, 2022
Preferred Stock	$38,041,225	$78.16	$25.00	$23.68
Revolving Credit Facility (BNP Paribas)	$9,030,000	$16,296.64	N/A	N/A

For the year ended December 31, 2021
Preferred Stock	$35,000,000	$78.24	$25.00	$25.32
Revolving Credit Facility (BNP Paribas)	$19,550,000	$8,732.75	N/A	N/A

For the year ended December 31, 2020
Revolving Credit Facility (Société Générale)	$14,815,000	$7,960.52	N/A	N/A

For the year ended December 31, 2019
Revolving Credit Facility (Société Générale)	$13,743,000	$9,470.38	N/A	N/A

(1)	The asset coverage per unit figure is the ratio of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of senior securities, as calculated separately for each of the Preferred Stock and Revolving Credit Facility in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25). With respect to the Revolving Credit Facility, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 of indebtedness.
(2)	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.
(3)	The average market value per unit is calculated by taking the average of the closing price of the Series A Term Preferred Stock (NYSE: EICA), Series B Term Preferred Stock (NYSE: EICB), and Series C Term Preferred Stock (NYSE: EICC).

Senior Securities, Note [Text Block]

Senior Securities Table

Information about the Company’s senior securities shown in the following table has been derived from the Company’s consolidated financial statements as of and for the dates noted.

Type of Security	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit (1)	Involuntary Liquidating Preference Per Unit (2)	Average Market Value Per Unit (3)

For the year ended December 31, 2024
Preferred Stock	$131,524,950	$83.99	$25.00	$24.44
Revolving Credit Facility (BNP Paribas)	$2,000,000	$224,291.50	N/A	N/A

For the year ended December 31, 2023
Preferred Stock	$72,353,275	$69.70	$25.00	$23.81
Revolving Credit Facility (BNP Paribas)	$14,520,000	$16,681.46	N/A	N/A

For the year ended December 31, 2022
Preferred Stock	$38,041,225	$78.16	$25.00	$23.68
Revolving Credit Facility (BNP Paribas)	$9,030,000	$16,296.64	N/A	N/A

For the year ended December 31, 2021
Preferred Stock	$35,000,000	$78.24	$25.00	$25.32
Revolving Credit Facility (BNP Paribas)	$19,550,000	$8,732.75	N/A	N/A

For the year ended December 31, 2020
Revolving Credit Facility (Société Générale)	$14,815,000	$7,960.52	N/A	N/A

For the year ended December 31, 2019
Revolving Credit Facility (Société Générale)	$13,743,000	$9,470.38	N/A	N/A

(1)	The asset coverage per unit figure is the ratio of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of senior securities, as calculated separately for each of the Preferred Stock and Revolving Credit Facility in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25). With respect to the Revolving Credit Facility, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 of indebtedness.
(2)	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.
(3)	The average market value per unit is calculated by taking the average of the closing price of the Series A Term Preferred Stock (NYSE: EICA), Series B Term Preferred Stock (NYSE: EICB), and Series C Term Preferred Stock (NYSE: EICC).

Senior Securities Averaging Method, Note [Text Block]															The average market value per unit is calculated by taking the average of the closing price of the Series A Term Preferred Stock (NYSE: EICA), Series B Term Preferred Stock (NYSE: EICB), and Series C Term Preferred Stock (NYSE: EICC).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Strategies

We are an externally managed, diversified closed-end management investment company that has registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). We have elected to be treated, and intend to qualify annually, as a regulated investment company, or “RIC,” under Subchapter M of the Internal Revenue Code of 1986, as amended, or the “Code,” beginning with our tax year ended December 31, 2018. We were formed on September 28, 2018 as EP Income Company LLC, a Delaware limited liability company, and converted into a Delaware corporation on October 16, 2018.

Our primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. We seek to achieve our investment objectives by investing primarily in junior debt tranches of CLOs, that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. We focus on CLO debt tranches rated “BB” (e.g., BB+, BB or BB-, or their equivalent) by Moody’s Investors Service, Inc., or “Moody’s,” Standard & Poor’s, or “S&P,” or Fitch Ratings, Inc., or “Fitch,” and/or other applicable nationally recognized statistical rating organizations. We may also invest in other junior debt tranches of CLOs, loan accumulation facilities, senior debt tranches of CLOs and other related securities and instruments, including synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions. In addition, we may invest up to 35% of our total assets (at the time of investment) in CLO equity securities. We expect our investments in CLO equity securities to primarily reflect minority ownership positions. We may also invest in other securities and instruments that the Adviser believes are consistent with our investment objectives such as securities issued by other securitization vehicles, such as collateralized bond obligations or “CBOs”. The amount that we will invest in other securities and instruments, which may include investments in debt and other securities issued by CLOs collateralized by non-U.S. loans or securities of other collective investment vehicles, will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, all as based on the Adviser’s assessment of prevailing market conditions. The CLO securities in which we primarily seek to invest are rated below investment grade or, in the case of CLO equity securities, are unrated and are considered speculative with respect to timely payment of interest and repayment of principal. Below investment grade and unrated securities are also sometimes referred to as “junk” securities.

These investment objectives are not fundamental policies of ours and may be changed by our board of directors without prior approval of our stockholders.

Investment Restrictions

Our investment objectives and our investment policies and strategies, except for the eight investment restrictions designated as fundamental policies under this caption, are not fundamental and may be changed by the board of directors without stockholder approval.

The following eight investment restrictions are designated as fundamental policies and, as such, cannot be changed without the approval of the holders of a majority of our outstanding voting securities:

1.	We may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction;
2.	We may not engage in the business of underwriting securities issued by others, except to the extent that we may be deemed to be an underwriter in connection with the disposition of portfolio securities;
3.	We may not purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices, currency or other financial instruments;
4.	We may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that we reserve freedom of action to hold and to sell real estate acquired as a result of our ownership of securities;
5.	We may not make loans, except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) shall not constitute loans by us;
6.	We may not issue senior securities, except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, the SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction;
7.	We may not invest in any security if as a result of such investment, 25% or more of the value of our total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry or group of industries except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions (however, not including private purpose industrial development bonds issued on behalf of non-government issuers), or (b) as otherwise provided by the 1940 Act, as amended from time to time, and as modified or supplemented from time to time by (i) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, and (ii) any exemption or other relief applicable to us from the provisions of the 1940 Act, as amended from time to time. For purposes of this restriction, in the case of investments in loan participations between us and a bank or other lending institution participating out the loan, we will treat both the lending bank or other lending institution and the borrower as “issuers.” For purposes of this restriction, an investment in a CLO, collateralized bond obligation, collateralized debt obligation or a swap or other derivative will be considered to be an investment in the industry or group of industries (if any) of the underlying or reference security, instrument or asset; and
8.	We may not engage in short sales, purchases on margin, or the writing of put or call options, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction.

The latter part of certain of our fundamental investment restrictions (i.e., the references to “except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, the SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction”) provides us with flexibility to change our limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow our board of directors to respond efficiently to these kinds of developments without the delay and expense of a stockholder meeting.

Whenever an investment policy or investment restriction set forth in this report or in our prospectus states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of our acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating agency (or as determined by the Adviser if the security is not rated by a rating agency) will not compel us to dispose of such security or other asset. Notwithstanding the foregoing, we must always be in compliance with the borrowing policies set forth above.

Risk Factors [Table Text Block]

Investment Risk Factors

The following list is not intended to be a comprehensive list of all of the potential risks associated with the Company. The Company’s prospectus provides a detailed discussion of the Company’s risks and considerations. The risks described in the prospectus are not the only risks the Company faces. Additional risks and uncertainties not currently known to the Company or that are currently deemed to be immaterial also may materially and adversely affect its business, financial condition and/or operating results.

Risks of Investing in CLOs and Other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. Adverse credit events impacting a CLO’s or structured finance security’s underlying collateral would be expected to reduce cash flows payable to the Company as CLO equity investor. In addition, there is a risk that majority lenders to an underlying loan held by a CLO could amend or otherwise modify the loan to the detriment of the CLO (including, for example, by transferring collateral or otherwise reducing the priority of the CLO’s investment within the borrower’s capital structure). Such actions would impair the value of the CLO’s investment and, ultimately, the Company. In addition, CLO and structured finance securities also present risks related to the capability of the servicer of the securitized assets. CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also inherently leveraged vehicles and are subject to leverage risk.

Subordinated Securities Risk

CLO junior debt and equity securities that the Company may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt and equity securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceed its total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.

High-Yield Investment Risk

The CLO junior debt and equity securities that the Company acquires are typically rated below investment grade or, in the case of CLO equity securities, unrated and are therefore considered “higher-yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also higher-yield investments. Investing in CLO junior debt and equity securities and other high-yield investments typically involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance.

Leverage Risk

The use of leverage, whether directly or indirectly through investments such as CLO junior debt and equity securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO junior debt and equity securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Company invests are subject to a higher degree of risk of loss since the use of leverage magnifies losses.

Credit Risk

If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, net asset value (“NAV”) and/or market price would be adversely impacted. Additionally, interest on a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

Key Personnel Risk

The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser (including Eagle Point Credit Management LLC, which provides the Adviser with investment professionals and other resources under a personnel and resources agreement) and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser (or Eagle Point Credit Management LLC) will continue to serve in their current positions or continue to be employed by the Adviser. The Company can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.

Conflicts of Interest Risk

The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Investment Committee, have several conflicts of interest as a result of the other activities in which they engage.

Prepayment Risk

The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.

Liquidity Risk

Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Management Fee Risk

The Company’s management fee structure may incentivize the Adviser to use leverage in a manner that adversely impacts the Company’s performance.

Fair Valuation of the Company’s Portfolio Investments

Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Loan Accumulation Facilities Risk

The Company may invest in LAFs, which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Synthetic Investments Risk

The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, the Company will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subjects the Company to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Currency Risk

Although the Company primarily makes investments denominated in U.S. dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Company may or may not hedge currency risk.

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Interest Rate Risk

The price of certain of the Company’s investments may be significantly affected by changes in interest rates, including increases and decreases in interest rates caused by governmental actions and/or other factors. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow the Company receives on the Company’s CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Company’s cash flow, fair value of the Company’s assets and operating results. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark index will increase the financing costs of CLOs.

Refinancing Risk

If the Company incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.

Tax Risk

If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.

Derivatives Risk

Derivative instruments in which the Company may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Company’s performance, effecting a form of investment leverage on the Company’s portfolio. In certain types of derivative transactions, the Company could lose the entire amount of the Company’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.

Counterparty Risk

The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Price Risk

Investors who buy shares at different times will likely pay different prices.

Global Risks

Due to highly interconnected global economies and financial markets, the value of the Company’s securities and its underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Company and its investments.

Banking Risk

The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Company, the Company’s underlying obligors, the collateral managers of the CLOs in which the Company invests (or managers of other securitized or pooled vehicles in which the Company invests), or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such company may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).

Effects of Leverage [Text Block]

Use of Leverage and Leverage Risks

The use of leverage, whether directly through borrowing under a revolving credit facility with BNP Paribas (the “Credit Facility”) or the issuance of the Series A Term Preferred Stock, Series B Term Preferred Stock and Series C Term Preferred Stock, or indirectly through investments such as CLO junior debt and equity securities that inherently involve leverage, may magnify our risk of loss. CLO junior debt and equity securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which we invest are subject to a higher degree of loss since the use of leverage magnifies losses.

We may utilize leverage to the extent permitted by the 1940 Act. We have incurred leverage by issuing preferred stock and incurring indebtedness for borrowed money. We may incur additional leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of derivative transactions, additional shares of preferred stock, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and our board of directors deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged. The use of leverage creates additional expenses that will be borne entirely by common stockholders. The Company’s leverage strategy may not ultimately be successful.

The following table is intended to illustrate the effect of the use of direct leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	-18.19%	-10.76%	-3.32%	4.12%	11.55%

_____________________

(1)	Assumes (i) $508.4 million in pro forma total assets as of December 31, 2024 (adjusted to reflect (1) the issuance in the Company’s “at-the-market” offering and committed equity financing of 1.5 million shares of our common stock, 0.1 million shares of our Series B Term Preferred Stock and 0.2 million shares of the Series C Term Preferred Stock from January 1, 2025 through February 13, 2025, yielding net proceeds to the Company of approximately $29.9 million; and (2) the hypothetical borrowings of the full $25 million available under the BNP Credit Facility); (ii) $341.9 million in pro forma net assets as of December 31, 2024 (adjusted to reflect the issuances and borrowings described above); and (iii) an annualized weighted average interest rate on our indebtedness and preferred equity, as of December 31, 2024, of 7.03%.

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.23% to cover annual interest payments on our outstanding indebtedness and preferred equity.

Effects of Leverage [Table Text Block]

The following table is intended to illustrate the effect of the use of direct leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	-18.19%	-10.76%	-3.32%	4.12%	11.55%

_____________________

(1)	Assumes (i) $508.4 million in pro forma total assets as of December 31, 2024 (adjusted to reflect (1) the issuance in the Company’s “at-the-market” offering and committed equity financing of 1.5 million shares of our common stock, 0.1 million shares of our Series B Term Preferred Stock and 0.2 million shares of the Series C Term Preferred Stock from January 1, 2025 through February 13, 2025, yielding net proceeds to the Company of approximately $29.9 million; and (2) the hypothetical borrowings of the full $25 million available under the BNP Credit Facility); (ii) $341.9 million in pro forma net assets as of December 31, 2024 (adjusted to reflect the issuances and borrowings described above); and (iii) an annualized weighted average interest rate on our indebtedness and preferred equity, as of December 31, 2024, of 7.03%.

Return at Minus Ten [Percent]	[7]														(18.19%)
Return at Minus Five [Percent]	[7]														(10.76%)
Return at Zero [Percent]	[7]														(3.32%)
Return at Plus Five [Percent]	[7]														4.12%
Return at Plus Ten [Percent]	[7]														11.55%
Effects of Leverage, Purpose [Text Block]

The following table is intended to illustrate the effect of the use of direct leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Share Price [Table Text Block]

Price Range of Common Stock

Our common stock began trading on July 24, 2019 and is currently traded on the NYSE under the symbol “EIC.” The following table lists the high and low closing sale price for our common stock, the high and low closing sale price as a percentage of NAV and distributions declared per share each quarter since January 1, 2023.

Period	NAV(1)	Closing Sales Price		Premium (Discount) of High Sales Price to NAV(2)	Premium (Discount) of Low Sales Price to NAV(2)	Distributions Declared(3)
		High	Low
Fiscal year ending December 31, 2023(4)
First quarter	$13.20	$15.48	$13.85	17.3%	4.9%	$0.48
Second quarter	$13.00	$14.88	$13.05	14.5%	0.3%	$0.48
Third quarter	$14.08	$14.55	$13.14	3.3%	(6.7)%	$0.54
Fourth quarter	$14.39	$14.91	$13.64	3.5%	(5.2)%	$0.60
Fiscal year ending December 31, 2024(5)
First quarter	$15.12	$16.65	$14.56	10.1%	(3.7)%	$0.60
Second quarter	$15.24	$16.60	$15.38	8.9%	0.9%	$0.60
Third quarter	$14.90	$16.36	$15.08	9.8%	1.2%	$0.60
Fourth quarter	$14.99	$16.62	$15.18	10.9%	1.3%	$0.60

(1)	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(2)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
(3)	Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per share that we have declared on our common stock in the specified quarter. Tax characteristics of distributions will vary.
(4)	For the fiscal year ending December 31, 2023, as reported on the Company’s 2023 Form 1099-DIV, distributions made by the Company did not comprise of a return of capital.
(5)	For the fiscal year ending December 31, 2024, as reported on the Company’s 2024 Form 1099-DIV, distributions made by the Company did not comprise of a return of capital.

Shares of closed-end management investment companies may trade at a market price that is less than the NAV that is attributable to those shares. The possibility that the Company’s shares of common stock will trade at a discount to NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that the Company’s NAV will decrease. It is not possible to predict whether the Company’s shares will trade at, above or below NAV in the future. Our NAV per share was $14.99 as of December 31, 2024. The closing sales price for shares of the Company’s common stock on the NYSE on December 31, 2024 was $15.54, which represented a 3.67% premium to NAV per share. On February 14, 2025, the last reported closing sales price of the Company’s common stock was $15.90 per share. As of January 31, 2025, there were 9 stockholders of record of the Company’s common stock (which does not reflect holders whose shares are held in street name by a broker, bank or other nominee).

Lowest Price or Bid					$ 15.18	[8]	$ 15.08	$ 15.38	$ 14.56	$ 13.64	[9]	$ 13.14	$ 13.05	$ 13.85
Highest Price or Bid					$ 16.62	[8]	$ 16.36	$ 16.60	$ 16.65	$ 14.91	[9]	$ 14.55	$ 14.88	$ 15.48
Lowest Price or Bid, NAV		$ 14.96
Highest Price or Bid, NAV		15.06
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]				10.90%	[8]	9.80%	8.90%	10.10%	3.50%	[9]	3.30%	14.50%	17.30%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]				1.30%	[8]	1.20%	0.90%	(3.70%)	(5.20%)	[9]	(6.70%)	0.30%	4.90%
Share Price		$ 15.80	$ 15.54		$ 15.54										$ 15.54						$ 15.90
NAV Per Share	[11]		$ 14.99	[8]	$ 14.99	[8]	$ 14.90	$ 15.24	$ 15.12	$ 14.39	[9]	$ 14.08	$ 13.00	$ 13.20	$ 14.99	[8]	$ 14.39	[9]
Latest Premium (Discount) to NAV [Percent]		5.30%	3.70%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

In addition to our common stock, the Company has three preferred equity securities which trade on the NYSE, summarized below:

Security	NYSE Symbol	Par Amount Outstanding	Rate	Payment Frequency	Callable	Maturity
5.00% Series A Term Preferred Stock due 2026	EICA	$38.0 million	5.00%	Monthly	Callable	October 2026
7.75% Series B Term Preferred Stock due 2028	EICB	$43.2 million	7.75%	Monthly	July 2025	July 2028
8.00% Series C Term Preferred Stock due 2029	EICC	$50.3 million	8.00%	Monthly	April 2026	April 2029

Risks of Investing in CLOs and Other Structured Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in CLOs and Other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. Adverse credit events impacting a CLO’s or structured finance security’s underlying collateral would be expected to reduce cash flows payable to the Company as CLO equity investor. In addition, there is a risk that majority lenders to an underlying loan held by a CLO could amend or otherwise modify the loan to the detriment of the CLO (including, for example, by transferring collateral or otherwise reducing the priority of the CLO’s investment within the borrower’s capital structure). Such actions would impair the value of the CLO’s investment and, ultimately, the Company. In addition, CLO and structured finance securities also present risks related to the capability of the servicer of the securitized assets. CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also inherently leveraged vehicles and are subject to leverage risk.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Securities Risk

CLO junior debt and equity securities that the Company may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt and equity securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceed its total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.

High-Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High-Yield Investment Risk

The CLO junior debt and equity securities that the Company acquires are typically rated below investment grade or, in the case of CLO equity securities, unrated and are therefore considered “higher-yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also higher-yield investments. Investing in CLO junior debt and equity securities and other high-yield investments typically involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The use of leverage, whether directly or indirectly through investments such as CLO junior debt and equity securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO junior debt and equity securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Company invests are subject to a higher degree of risk of loss since the use of leverage magnifies losses.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, net asset value (“NAV”) and/or market price would be adversely impacted. Additionally, interest on a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel Risk

The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser (including Eagle Point Credit Management LLC, which provides the Adviser with investment professionals and other resources under a personnel and resources agreement) and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser (or Eagle Point Credit Management LLC) will continue to serve in their current positions or continue to be employed by the Adviser. The Company can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk

The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Investment Committee, have several conflicts of interest as a result of the other activities in which they engage.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Management Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]															Management Fee Risk The Company’s management fee structure may incentivize the Adviser to use leverage in a manner that adversely impacts the Company’s performance.
Fair Valuation of the Company’s Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fair Valuation of the Company’s Portfolio Investments

Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Accumulation Facilities Risk

The Company may invest in LAFs, which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Synthetic Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Investments Risk

The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, the Company will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subjects the Company to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

Although the Company primarily makes investments denominated in U.S. dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Company may or may not hedge currency risk.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Refinancing Risk

If the Company incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk

If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

Derivative instruments in which the Company may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Company’s performance, effecting a form of investment leverage on the Company’s portfolio. In certain types of derivative transactions, the Company could lose the entire amount of the Company’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]															Price Risk Investors who buy shares at different times will likely pay different prices.
Global Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Risks

Due to highly interconnected global economies and financial markets, the value of the Company’s securities and its underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Company and its investments.

Banking Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banking Risk

The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Company, the Company’s underlying obligors, the collateral managers of the CLOs in which the Company invests (or managers of other securitized or pooled vehicles in which the Company invests), or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such company may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The price of certain of the Company’s investments may be significantly affected by changes in interest rates, including increases and decreases in interest rates caused by governmental actions and/or other factors. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow the Company receives on the Company’s CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Company’s cash flow, fair value of the Company’s assets and operating results. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark index will increase the financing costs of CLOs.

Revolving Credit Facility (BNP Paribas) [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 2,000,000		$ 2,000,000					$ 14,520,000					$ 2,000,000		$ 14,520,000		$ 9,030,000	$ 19,550,000
Senior Securities Coverage per Unit	[12]		$ 224,291.50		$ 224,291.50					$ 16,681.46					$ 224,291.50		$ 16,681.46		$ 16,296.64	$ 8,732.75
Revolving Credit Facility (Societe Generale) [Member]
Financial Highlights [Abstract]
Senior Securities Amount																						$ 14,815,000	$ 13,743,000
Senior Securities Coverage per Unit	[12]																					$ 7,960.52	$ 9,470.38
Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]															as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

5.	COMMON STOCK

On June 30, 2023, the Company launched an ATM offering to sell up to $75.0 million aggregate amount of its common stock, pursuant to a prospectus filed with the SEC on June 29, 2023. On May 23, 2024, the Company filed a prospectus supplement to update the aggregate offering price of common stock sold through the existing ATM offering to $157.0 million, inclusive of any shares of common stock previously sold through the ATM offering.

On December 9, 2024, the Company filed a new shelf registration statement with 150,000,000 shares of common stock authorized.

Pursuant to a prospectus supplement filed with the SEC on December 9, 2024, the Company launched a new ATM offering to sell up to $250 million aggregate amount of its common stock.

On August 16, 2022, the Company entered into an agreement (the “Purchase Agreement”) with B. Riley Principal Capital II, LLC (“BRPC II”) in which BRPC II has committed to purchase from the Company, at the Company’s discretion, up to $20.0 million of the Company’s common stock, subject to terms and conditions specified in the Purchase Agreement (referred to as the “Committed Equity Financing”). The Company filed a registration statement on December 15, 2022 in relation to the Committed Equity Financing. The Committed Equity Financing program ended on December 16, 2024, in accordance with the Purchase Agreement. As a result, $1,217 in remaining prepaid expense balance associated with the Committed Equity Financing was accelerated into expense and reflected in professional fees in the Consolidated Statement of Operations.

For the year ended December 31, 2024, the Company sold 9,894,829 shares of its common stock, pursuant to the ATM offerings and Committed Equity Financing, for total net proceeds to the Company of approximately $152.0 million. In connection with such sales, the Company paid a total of approximately $2.2 million in sales agent commissions.

For the year ended December 31, 2024, 251,254 shares of common stock were issued in connection with the DRIP for total net proceeds to the Company of approximately $3.8 million.

Eagle Point Income Company Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2024

As of December 31, 2024, there were 150,000,000 shares of common stock authorized, of which 21,143,481 shares were issued and outstanding.

Outstanding Security, Authorized [Shares]			150,000,000
Outstanding Security, Not Held [Shares]			21,143,481
Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 131,524,950		$ 131,524,950					$ 72,353,275					$ 131,524,950		$ 72,353,275		$ 38,041,225	$ 35,000,000
Senior Securities Coverage per Unit	[12]		$ 83.99		$ 83.99					$ 69.70					$ 83.99		$ 69.70		$ 78.16	$ 78.24
Preferred Stock Liquidating Preference	[13]		$ 25.00		$ 25.00					$ 25.00					25.00		25.00		25.00	25.00
Senior Securities Average Market Value per Unit	[14]														$ 24.44		$ 23.81		$ 23.68	$ 25.32
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.	MANDATORY REDEEMABLE PREFERRED STOCK

As of December 31, 2024, there were 20,000,000 shares of preferred stock authorized, par value $0.001 per share, of which 1,521,649 shares of Series A Term Preferred Stock, 1,728,021 of Series B Term Preferred Stock and 2,011,328 of Series C Term Preferred Stock were issued and outstanding.

On April 2, 2024, the Company closed an underwritten public offering of 1,220,000 shares of its Series C Term Preferred Stock, resulting in net proceeds to the Company of approximately $29.3 million after payment of underwriting discounts and commissions of approximately $1.0 million and offering expenses of approximately $0.3 million. On April 15, 2024, the underwriters purchased an additional 180,000 shares of its Series C Term Preferred Stock pursuant to the underwriters’ overallotment option, which resulted in additional net proceeds to the Company of approximately $4.4 million after payment of underwriting discounts and commissions of approximately $0.1 million.

The Company has accounted for its Preferred Stock as a liability under ASC 480 due to their mandatory redemption requirements.

Except where otherwise stated in the 1940 Act or the Company’s certificate of incorporation, each holder of Preferred Stock will be entitled to one vote for each share of Preferred Stock held on each matter submitted to a vote of the Company’s stockholders. The Company’s preferred stockholders and common stockholders will vote together as a single class on all matters submitted to the Company’s stockholders. Additionally, the Company’s preferred stockholders will have the right to elect two Preferred Directors at all times, while the Company’s preferred stockholders and common stockholders, voting together as a single class, will elect the remaining members of the Board. Under the terms of the Company’s Revolving Credit Facility (described under Note 9, below), the Company cannot optionally redeem any shares of its Preferred Stock prior to the Revolving Credit Facility’s scheduled maturity date and cannot make any distributions or other payments on the Preferred Stock during the existence of a default or margin deficiency (each as defined under the applicable credit agreement).

The Company has elected the FVO under ASC 825 for its Preferred Stock. Accordingly, the Preferred Stock is measured at fair value and the Series C Term Preferred Stock offering costs in the aggregate amount of approximately $1.4 million, which consisted of approximately $1.1 million of underwriting commissions, $0.2 million of professional fees and $0.1 million of other expenses, were expensed as incurred during the year ended December 31, 2024.

The following table summarizes certain information pertaining to the Company’s Preferred Stock:

			Change in fair value due to:
Security	Maturity ⁽¹⁾	Callable ⁽²⁾	Market Risk ⁽³⁾	Instrument-Specific Credit Risk ⁽⁴⁾
Series A Term Preferred Stock	October 26, 2026	Callable	($0.8)	($0.1)
Series B Term Preferred Stock	July 31, 2028	July 31, 2025	$0.6	($0.6)
Series C Term Preferred Stock	April 30, 2029	April 3, 2026	$0.0	($0.1)
Total			($0.2)	($0.8)

⁽¹⁾ The date which the Company is required to redeem all outstanding shares of the Preferred Stock, at a redemption price of $25 per share, plus accumulated but unpaid dividends, if any.
⁽²⁾ The date which the Company may, at its sole option, redeem the outstanding shares of the Preferred Stock in whole or in part from time to time.
⁽³⁾ For the year ended December 31, 2024. Amounts are in millions and recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Operations.
⁽⁴⁾ For the year ended December 31, 2024. Amounts are in millions and recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Comprehensive Income. The Company defines the change in fair value attributable to instrument-specific credit risk as the excess of the total change in fair value over the change in fair value attributable to changes in a base market rate, such as a United States treasury bond index with a similar maturity to the instrument being valued.

ATM Program

On June 30, 2023, the Company launched a new ATM offering to allow the Company to sell up to 1,000,000 shares of Series A Term Preferred Stock with an aggregate liquidation preference of $25 million, pursuant to a prospectus filed with the SEC on June 29, 2023. On May 23, 2024, the Company filed a prospectus supplement which did not allocate any shares of the Series A Term Preferred Stock in the ATM program.

Pursuant to a prospectus supplement filed with the SEC on August 22, 2023, the Company updated the ATM offering to allow the Company to sell up to 1,000,000 shares of Series B Term Preferred Stock with an aggregate liquidation preference of $25 million, pursuant to a prospectus filed with the SEC on June 29, 2023. On May 23, 2024, the Company filed a prospectus supplement to update the aggregate shares to be sold under the existing ATM offering to 615,000, inclusive of any shares of Series B Term Preferred Stock previously sold through the ATM offering.

Pursuant to a prospectus supplement filed with the SEC on May 23, 2024, the Company amended the ATM offering to allow the Company to sell up to 400,000 shares of Series C Term Preferred Stock with a liquidation preference of $25 per share.

Pursuant to a prospectus supplement filed with the SEC on October 9, 2024, the Company amended the ATM offering to allow the Company to sell up to 447,644 shares of Series B Term Preferred Stock and 567,356 shares of Series C Term Preferred Stock.

Pursuant to a prospectus supplement filed with the SEC on December 9, 2024, the Company launched a new ATM offering to allow the Company to sell up to 2,000,000 shares of Series B Term Preferred Stock and 2,000,000 shares of Series C Term Preferred Stock.

For the year ended December 31, 2024, the Company sold 355,539 shares of its Series B Term Preferred Stock and 611,328 shares of its Series C Term Preferred Stock pursuant to the ATM offering for total proceeds to the company of approximately $24.1 million. In connection with such sales, the Company paid a total of approximately $0.5 million in sales commissions.

The Company may in the future engage a broker-dealer to repurchase opportunistically, on the Company’s behalf, shares of the Company’s listed Preferred Stock through open market transactions. The price and other terms of any such repurchases will depend on prevailing market conditions, the Company’s liquidity and other factors. Depending on market conditions, the amount of Preferred Stock repurchases may be material and may continue through year-end 2025; however, the Company may reduce or extend this time frame in its discretion and without notice. Any Preferred Stock repurchases will comply with the provisions of the 1940 Act and the Securities Exchange Act of 1934. The repurchase of any such Preferred Stock would reduce the Company’s outstanding leverage. The Company did not repurchase Preferred Stock for the year ended December 31, 2024.

See Note 10 “Asset Coverage” for further discussion on the Company’s calculation of asset coverage with respect to its Preferred Stock.

Security Voting Rights [Text Block]

Except where otherwise stated in the 1940 Act or the Company’s certificate of incorporation, each holder of Preferred Stock will be entitled to one vote for each share of Preferred Stock held on each matter submitted to a vote of the Company’s stockholders. The Company’s preferred stockholders and common stockholders will vote together as a single class on all matters submitted to the Company’s stockholders. Additionally, the Company’s preferred stockholders will have the right to elect two Preferred Directors at all times, while the Company’s preferred stockholders and common stockholders, voting together as a single class, will elect the remaining members of the Board. Under the terms of the Company’s Revolving Credit Facility (described under Note 9, below), the Company cannot optionally redeem any shares of its Preferred Stock prior to the Revolving Credit Facility’s scheduled maturity date and cannot make any distributions or other payments on the Preferred Stock during the existence of a default or margin deficiency (each as defined under the applicable credit agreement).

Outstanding Security, Authorized [Shares]			20,000,000
5.00% Series A Term Preferred Stock due 2026 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]															5.00% Series A Term Preferred Stock due 2026
Outstanding Security, Not Held [Shares]			1,521,649
7.75% Series B Term Preferred Stock due 2028 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]															7.75% Series B Term Preferred Stock due 2028
Outstanding Security, Not Held [Shares]			1,728,021
00% Series C Term Preferred Stock due 2029 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]															8.00% Series C Term Preferred Stock due 2029
Outstanding Security, Not Held [Shares]			2,011,328

[1]	In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the applicable sales load.
[2]	The expenses associated with the dividend reinvestment plan are included in “Other expenses.” If a participant elects by written notice to the plan administrator prior to termination of his or her account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.07 per share brokerage commission from the proceeds. See the section “Dividend Reinvestment Plan,” below.
[3]	In the event that the Company sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Company’s behalf), the offering price and the offering expenses borne by the Company as a percentage of the offering price.
[4]	The Company has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a management fee at an annual rate of 1.25% which is calculated monthly based the Company’s Managed Assets at the end of each calendar month and payable quarterly in arrears. “Managed Assets” means the Company’s total assets (including assets attributable to the use of leverage) minus the sum of accrued liabilities (other than liabilities incurred for the purpose of creating leverage). Because Managed Assets include the Company’s use of leverage, they will typically be greater than the Company’s net assets. The management fee referenced in the table above is based on Managed Assets as of December 31, 2024 and assumes the pro forma effect as described above. These management fees are indirectly borne by holders of the Company’s common stock and are not borne by the holders of preferred stock, if any, or the holders of any other securities that the Company may issue. See “The Adviser and the Administrator — Investment Advisory Agreement — Management” in the Company’s prospectus for additional information regarding the calculation of the management fee.
[5]	“Interest payments on borrowed funds” represents the Company’s annualized interest expense and includes dividends payable on the Series A Term Preferred Stock, Series B Term Preferred Stock and Series C Term Preferred Stock, outstanding on December 31, 2024, and includes the pro forma effect of the assumed borrowings under the BNP Credit Facility described above, which, in the aggregate, have a weighted average interest rate of 7.03% per annum. The Company may issue additional shares of preferred stock or increase its borrowings in the future. In the event that the Company were to issue additional shares of preferred stock or increase its borrowings, the Company’s borrowing costs, and correspondingly its total annual expenses, including the base management fee as a percentage of the Company’s managed assets attributable to common stock, would increase.
[6]	“Other expenses” includes the Company’s overhead expenses, including payments under the Administration Agreement based on the Company’s allocable portion of overhead and other expenses incurred by Eagle Point Administration LLC (“Eagle Point Administration”), the administrator to the Company and an affiliate of the Adviser, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. See “Related Party Transactions — Administrator” in the Notes to the Financial Statements. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Company, compensation of independent directors, and cost and expenses relating to rating agencies.
[7]	Assumes (i) $508.4 million in pro forma total assets as of December 31, 2024 (adjusted to reflect (1) the issuance in the Company’s “at-the-market” offering and committed equity financing of 1.5 million shares of our common stock, 0.1 million shares of our Series B Term Preferred Stock and 0.2 million shares of the Series C Term Preferred Stock from January 1, 2025 through February 13, 2025, yielding net proceeds to the Company of approximately $29.9 million; and (2) the hypothetical borrowings of the full $25 million available under the BNP Credit Facility); (ii) $341.9 million in pro forma net assets as of December 31, 2024 (adjusted to reflect the issuances and borrowings described above); and (iii) an annualized weighted average interest rate on our indebtedness and preferred equity, as of December 31, 2024, of 7.03%.
[8]	For the fiscal year ending December 31, 2024, as reported on the Company’s 2024 Form 1099-DIV, distributions made by the Company did not comprise of a return of capital.
[9]	For the fiscal year ending December 31, 2023, as reported on the Company’s 2023 Form 1099-DIV, distributions made by the Company did not comprise of a return of capital.
[10]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
[11]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[12]	The asset coverage per unit figure is the ratio of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of senior securities, as calculated separately for each of the Preferred Stock and Revolving Credit Facility in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25). With respect to the Revolving Credit Facility, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 of indebtedness.
[13]	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.
[14]	The average market value per unit is calculated by taking the average of the closing price of the Series A Term Preferred Stock (NYSE: EICA), Series B Term Preferred Stock (NYSE: EICB), and Series C Term Preferred Stock (NYSE: EICC).